CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net income(loss)	¥ (415,066,472)	$ (60,178,982)	¥ 113,676,839	¥ 244,702,736
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	109,873,526	15,930,164	98,110,657	65,869,971
Share of (gains)losses in equity method investments	1,598,301	231,732	(382,874)	(909,364)
Impairment of goodwill	91,236,480	13,228,046	0
Impairment of intangible assets with indefinite life	12,000,345	1,739,886
Impairment of long-lived assets	48,306,360	7,003,764
Noncash lease expense	176,432,750	25,580,344
(Gains)losses from disposal of subsidiaries	16,117,056	2,336,753	118,443	(1,779,000)
Interest income	(844,175)	(122,394)	(3,669,643)	(11,542,121)
Bad debt expenses	428,304,998	62,098,387	132,591,726	29,953,404
Losses and impairment (Gains) on equity securities held	62,156,235	9,011,807	(9,137,875)	44,506,823
Losses on disposal of property and equipment	1,303,452	188,983	604,017
Foreign exchange losses (gains)	(17,668,367)	(2,561,672)	(1,310,346)	4,723,948
Share-based compensation	(62,356)	(9,041)	2,464,763	232,558
Changes in operating assets and liabilities:
Accounts receivable	(56,670,603)	(8,216,465)	(22,329,328)	(28,789,041)
Prepaid rent			(1,857,100)	5,196,798
Inventories	(793,081)	(114,986)	1,495,974	(1,281,009)
Amounts due from related parties	(4,464,609)	(647,307)	(3,963,547)	10,329,181
Other current assets	46,230,006	6,702,721	(60,345,480)	(18,807,170)
Other assets	(2,349,148)	(340,594)	(49,214,290)	(19,680,102)
Accounts payable	574,260	83,260	4,520,260	4,546,551
Amounts due to related parties	4,282,327	620,879	6,332,374	(319,778)
Salary and welfare payable	10,100,358	1,464,414	8,586,978	8,913,678
Deferred revenue	(75,948,621)	(11,011,515)	(53,595,903)	(59,516,154)
Advance from customers	(16,334,755)	(2,368,317)	5,468,230	(5,800,119)
Accrued expenses and other current liabilities	88,799,912	12,874,777	71,545,537	13,169,672
Income tax payable	(169,894)	(24,632)	(16,586,604)	(6,354,794)
Unrecognized tax benefits	20,738,820	3,006,846	38,140,379	29,038,185
Operating lease liabilities	(106,975,668)	(15,510,014)
Deferred rent			40,770,544	6,997,755
Other long-term liabilities	(6,594,188)	(956,067)	14,648,804	(5,549,798)
Deferred taxes	(121,900,554)	(17,673,919)	44,292,605	(12,595,878)
Net cash provided by operating activities	292,212,695	42,366,858	360,975,140	295,256,932
Investing activities:
Purchases of property and equipment	(69,012,279)	(10,005,840)	(341,715,516)	(111,929,994)
Purchases of intangible assets	(108,028)	(15,663)	(201,746)	(887,893)
Proceeds from disposal of property and equipment	2,388,399	346,285		80,355
Acquisitions, net of cash received			(147,608,325)	(18,415,807)
Advances for acquisitions			(39,483,494)	(6,550,000)
Collections of acquisition advances			12,154,500	36,352,700
Advances for purchases of property and equipment			(219,346,261)
Repayments from advances for purchases of property and equipment	3,247,390	470,827	22,400,000
Purchases of short-term investments	(161,760,000)	(23,452,995)	(378,189,082)	(206,596,401)
Proceeds from maturities of short-term investments	517,528,048	75,034,514	536,383,232	453,434,366
Proceeds from maturities of long-term time deposits			50,000,000
Increase of long-term time deposits			(130,000,000)	(30,000,000)
Purchases of investments in equity securities			(8,940,000)	(65,829,314)
Proceeds from disposal of equity securities	116,555,911	16,899,019	284,004,591	198,976
Proceeds from disposal of equity method investments				6,380,000
Proceeds from disposal of subsidiaries	79,666,586	11,550,569	1,693,391	2,183,350
Loans to related parties	(168,695,802)	(24,458,592)	(604,618,942)	(528,356,500)
Repayment from related parties	43,555,000	6,314,881	307,933,500	539,996,179
Loans to third parties	(14,628,629)	(2,120,952)	(36,944,271)	(62,000,000)
Repayment from third parties	1,638,833	237,608	55,127,367
Loan to franchisees	(47,760,740)	(6,924,656)	(423,399,028)	(218,821,974)
Repayment from franchisees	95,844,426	13,896,136	133,380,285	99,209,300
Others			(1,018,387)
Net cash used in/(generated from) investing activities	398,459,115	57,771,141	(928,388,186)	(111,552,657)
Financing activities:
Distribution to the shareholders	(40,999,458)	(5,944,363)	(320,253,160)
Proceeds from bank loans	99,800,000	14,469,640	808,000,000	160,000,000
Repayment of bank loans	(406,200,000)	(58,893,464)	(250,000,000)	(70,000,000)
Loan from non-controlling interest	5,103,299	739,909	9,689,903	20,585,804
Capital contribution from noncontrolling interest holders	400,000	57,995	8,191,000	6,943,589
Payment for contingent consideration				(2,001,521)
Net cash generated from/(used in) financing activities	(341,896,159)	(49,570,283)	255,627,743	115,527,872
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,072,948	155,563	(1,344,197)	(7,664,261)
Net increase/(decrease) in cash and cash equivalents and restricted cash	349,848,599	50,723,279	(313,129,500)	291,567,886
Cash and cash equivalents and restricted cash at the beginning of the year	320,598,609	46,482,428	633,728,109
Cash and cash equivalents and restricted cash at the end of the year	670,447,208	97,205,707	320,598,609	633,728,109
Supplemental disclosure of cash flow information:
Interest paid	(25,579,525)	(3,708,683)	(7,363,066)	(4,470,953)
Income taxes paid	(53,827,717)	(7,804,285)	(78,296,994)	(105,591,179)
Supplemental disclosure of non-cash investing and financing activities:
Consideration payable for acquisitions			15,342,675
Share consideration of disposal of Urban Group	16,971,057	$ 2,460,572
Reconciliation of cash, cash and equivalents and restricted cash
Cash and cash equivalents	637,150,219		298,428,709	611,358,209
Restricted cash, current	7,937,397		3,300,000
Restricted cash, non-current	25,359,592		18,869,900	22,369,900
Total cash, cash and equivalents and restricted cash shown in the statements of cash flow	¥ 670,447,208		¥ 320,598,609	¥ 633,728,109